                                                               January 22, 2010




Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549



        Re: Van Kampen Closed-End Funds
            Preliminary Proxy Materials

Ladies and Gentlemen:


        Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Van Kampen Closed-End Funds listed on the attached Proxy Statement (the "Co-Registrants") hereby file via EDGAR a copy of the preliminary proxy materials for the Co-Registrants. No filing fee is paid herewith because no filing fee is required.


        If you have any questions regarding the foregoing, please contact the undersigned at (312) 407-0863 or Stefanie V. Chang Yu at (212) 296 - 6970.


                                Very truly yours,

                                /s/ Charles B. Taylor
                                    -----------------------------


Enclosures

                                   SCHEDULE A

Van Kampen Funds included as Co-Registrants on the attached
Preliminary Proxy Materials

                           --------------------------

                                                                         REGISTRATION
FUND NAME                                                                   NUMBERS                        CIK#
---------                                                                ------------                      ----
Van Kampen Ohio Quality Municipal Trust                                    33-41893                       877649
                                                                           811-6364
Van Kampen Trust for Insured Municipals                                    33-43961                       880893
                                                                           811-6472
Van Kampen Trust for Investment Grade                                      33-43960                       880892
  Municipals                                                               811-6471
Van Kampen Trust for Investment Grade                                      33-45197                       883265
  New York Municipals                                                      811-6537
Van Kampen Trust for Investment Grade                                      33-45196                       883269
  New Jersey Municipals                                                    811-6536
Van Kampen Massachusetts Value                                             33-50686                       890515
  Municipal Income Trust                                                   811-7088
Van Kampen California Value Municipal                                      33-56350                       895531
  Income Trust                                                             811-7404
Van Kampen Pennsylvania Value                                              33-56352                       895528
  Municipal Income Trust                                                   811-7398
Van Kampen Municipal Opportunity Trust                                     33-45901                       884152
                                                                           811-6567
Van Kampen Advantage Municipal                                             33-65834                       908993
  Income Trust II                                                          811-7868
Van Kampen Select Sector Municipal                                         33-68650                       912022
  Trust                                                                    811-08000
Van Kampen Municipal Trust                                                 33-41814                       877463
                                                                           811-6362
Van Kampen Senior Income Trust                                             811-8743                      1059386
Van Kampen Bond Fund                                                        2-37975                         5094
                                                                           811-02090
Van Kampen Dynamic Credit Opportunities Fund                              333-141816                     1393662
                                                                           811-22043
Van Kampen Senior Loan Fund                                               333-121061                      853180
                                                                           811-05845
Van Kampen High Income Trust II                                           333-123443                      846671
                                                                            811-5769